Cover	Sep. 05, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-56407
Entity Registrant Name	DEEP FISSION, INC.
Entity Central Index Key	0001918102
Entity Tax Identification Number	87-4265302
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2831 Garber Street
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94705
City Area Code	707
Local Phone Number	400-0778
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Surfside Acquisition Inc.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	55 NE 5th Ave.
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432